Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 321,108	$ 348,720
less: Accumulated depreciation	(220,817)	(214,114)
Total, net	100,291	134,606
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	190,167	198,309
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 130,941	$ 150,411